UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Cambrian Capital L.P.

Address:   45 Coolidge Point
           Manchester, MA 01944


Form 13F File Number: 028-12248


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Karen Durante
Title:  Chief Financial Officer
Phone:  (978) 526-7010

Signature,  Place,  and  Date  of  Signing:

/s/ Karen Durante                  Manchester, MA                     11/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              68

Form 13F Information Table Value Total:  $      727,446
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-12250             Ernst H. von Metzsch
----  --------------------  ----------------------------------------------------
2     028-12249             Roland A. von Metzsch
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALLIED NEVADA GOLD CORP      COM            019344100   16,302   417,350 SH       DEFINED    1,2        417,350      0    0
ANADARKO PETE CORP           COM            032511107   18,599   266,000 SH       DEFINED    1,2        266,000      0    0
ANADARKO PETE CORP           COM            032511107    6,992   100,000     CALL DEFINED    1,2        100,000      0    0
APPROACH RESOURCES INC       COM            03834A103    2,872    95,350 SH       DEFINED    1,2         95,350      0    0
ARCH COAL INC                COM            039380100    4,431   700,000 SH       DEFINED    1,2        700,000      0    0
BARRICK GOLD CORP            COM            067901108    6,297   150,800 SH       DEFINED    1,2        150,800      0    0
BHP BILLITON LTD             SPONSORED ADR  088606108   14,652   213,550 SH       DEFINED    1,2        213,550      0    0
CABOT OIL & GAS CORP         COM            127097103   20,767   462,526 SH       DEFINED    1,2        462,526      0    0
CAMERON INTERNATIONAL CORP   COM            13342B105    9,767   174,200 SH       DEFINED    1,2        174,200      0    0
CENOVUS ENERGY INC           COM            15135U109   19,023   545,850 SH       DEFINED    1,2        545,850      0    0
CLIFFS NATURAL RESOURCES INC COM            18683K101    7,335   187,450 SH       DEFINED    1,2        187,450      0    0
CONCHO RES INC               COM            20605P101   15,719   165,900 SH       DEFINED    1,2        165,900      0    0
CONSOL ENERGY INC            COM            20854P109   15,931   530,157 SH       DEFINED    1,2        530,157      0    0
DEVON ENERGY CORP NEW        COM            25179M103   23,051   381,000 SH       DEFINED    1,2        381,000      0    0
DOW CHEM CO                  COM            260543103    7,717   266,500 SH       DEFINED    1,2        266,500      0    0
EMERALD OIL INC              COM            29101U100    2,075 2,500,000 SH       DEFINED    1,2      2,500,000      0    0
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS   G10082140      888    25,400 SH       DEFINED    1,2         25,400      0    0
ENI S P A                    SPONSORED ADR  26874R108    4,822   110,000 SH       DEFINED    1,2        110,000      0    0
ENSCO PLC                    SHS CLASS A    G3157S106    6,815   124,914 SH       DEFINED    1,2        124,914      0    0
ETFS PLATINUM TR             SH BEN INT     26922V101    6,589    40,330 SH       DEFINED    1,2         40,330      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857   25,895   654,256 SH       DEFINED    1,2        654,256      0    0
GRAN TIERRA ENERGY INC       COM            38500T101    8,319 1,609,093 SH       DEFINED    1,2      1,609,093      0    0
GREEN PLAINS RENEWABLE ENERG COM            393222104      972   165,850 SH       DEFINED    1,2        165,850      0    0
HALLIBURTON CO               COM            406216101   23,221   689,250 SH       DEFINED    1,2        689,250      0    0
IMPERIAL OIL LTD             COM NEW        453038408   19,581   425,400 SH       DEFINED    1,2        425,400      0    0
ISHARES SILVER TRUST         ISHARES        46428Q109    6,868   205,150 SH       DEFINED    1,2        205,150      0    0
LAREDO PETE HLDGS INC        COM            516806106    5,484   249,500 SH       DEFINED    1,2        249,500      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -      N53745100   17,577   340,250 SH       DEFINED    1,2        340,250      0    0
MARATHON OIL CORP            COM            565849106    7,295   246,700 SH       DEFINED    1,2        246,700      0    0
MARKET VECTORS ETF TR        OIL SVCS ETF   57060U191   20,118   500,000     PUT  DEFINED    1,2        500,000      0    0
MCDERMOTT INTL INC           COM            580037109    1,264   103,400 SH       DEFINED    1,2        103,400      0    0
MIDWAY GOLD CORP             COM            598153104      654   398,800 SH       DEFINED    1,2        398,800      0    0
MOSAIC CO NEW                COM            61945C103   15,728   273,000 SH       DEFINED    1,2        273,000      0    0
NATIONAL OILWELL VARCO INC   COM            637071101   32,222   402,228 SH       DEFINED    1,2        402,228      0    0
NEW GOLD INC CDA             COM            644535106    5,132   420,000 SH       DEFINED    1,2        420,000      0    0
NOBLE CORPORATION BAAR       NAMEN -AKT     H5833N103    6,521   182,250 SH       DEFINED    1,2        182,250      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105   23,705   275,450 SH       DEFINED    1,2        275,450      0    0
OCEANEERING INTL INC         COM            675232102   14,094   255,100 SH       DEFINED    1,2        255,100      0    0
PACIFIC DRILLING SA LUXEMBOU REG SHS        L7257P106    6,167   618,601 SH       DEFINED    1,2        618,601      0    0
PATTERSON UTI ENERGY INC     COM            703481101    3,074   194,300 SH       DEFINED    1,2        194,300      0    0
PATTERSON UTI ENERGY INC     COM            703481101    1,772   112,000     CALL DEFINED    1,2        112,000      0    0
PDC ENERGY INC               COM            69327R101    1,858    58,750 SH       DEFINED    1,2         58,750      0    0
PEABODY ENERGY CORP          COM            704549104    9,969   447,230 SH       DEFINED    1,2        447,230      0    0
PHILLIPS 66                  COM            718546104    6,972   150,350 SH       DEFINED    1,2        150,350      0    0
PIONEER NAT RES CO           COM            723787107   35,245   337,600 SH       DEFINED    1,2        337,600      0    0
PLAINS EXPL& PRODTN CO       COM            726505100    6,469   172,650 SH       DEFINED    1,2        172,650      0    0
PLATINUM GROUP METALS LTD    COM NEW        72765Q205    3,197 3,016,335 SH       DEFINED    1,2      3,016,335      0    0
POTASH CORP SASK INC         COM            73755L107    7,683   176,950 SH       DEFINED    1,2        176,950      0    0
RIO TINTO PLC                SPONSORED ADR  767204100   22,372   478,450 SH       DEFINED    1,2        478,450      0    0
ROWAN COMPANIES PLC          SHS CL A       G7665A101    6,486   192,050 SH       DEFINED    1,2        192,050      0    0
ROYAL DUTCH SHELL PLC        SPONS ADR A    780259206   22,288   321,100 SH       DEFINED    1,2        321,100      0    0
SCHLUMBERGER LTD             COM            806857108   17,538   242,467 SH       DEFINED    1,2        242,467      0    0
SELECT SECTOR SPDR TR        SBI INT-ENERGY 81369Y506   18,359   250,000     PUT  DEFINED    1,2        250,000      0    0
SEMGROUP CORP                CL A           81663A105    3,138    85,150 SH       DEFINED    1,2         85,150      0    0
SILVER WHEATON CORP          COM            828336107   15,268   384,500 SH       DEFINED    1,2        384,500      0    0
SOUTHWESTERN ENERGY CO       COM            845467109    9,632   276,950 SH       DEFINED    1,2        276,950      0    0
SPDR GOLD TRUST              GOLD SHS       78463V107    3,953    23,000     CALL DEFINED    1,2         23,000      0    0
STATOIL ASA                  SPONSORED ADR  85771P102    6,049   234,550 SH       DEFINED    1,2        234,550      0    0
STILLWATER MNG CO            COM            86074Q102    2,993   253,900 SH       DEFINED    1,2        253,900      0    0
SUNCOR ENERGY INC NEW        COM            867224107   21,360   650,236 SH       DEFINED    1,2        650,236      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
TALISMAN ENERGY INC          COM            87425E103   14,010 1,051,800 SH       DEFINED    1,2      1,051,800      0    0
TESORO CORP                  COM            881609101    3,268    78,000     CALL DEFINED    1,2         78,000      0    0
TOTAL S A                    SPONSORED ADR  89151E109    1,504    30,022 SH       DEFINED    1,2         30,022      0    0
TRIANGLE PETE CORP           COM NEW        89600B201    7,994 1,116,545 SH       DEFINED    1,2      1,116,545      0    0
VALERO ENERGY CORP NEW       COM            91913Y100    9,125   288,050 SH       DEFINED    1,2        288,050      0    0
WALTER ENERGY INC            COM            93317Q105    1,703    52,450 SH       DEFINED    1,2         52,450      0    0
WEATHERFORD INTERNATIONAL LT REG SHS        H27013103    7,910   623,850 SH       DEFINED    1,2        623,850      0    0
YAMANA GOLD INC              COM            98462Y100    4,796   250,951 SH       DEFINED    1,2        250,951      0    0


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